Other expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other expenses
Schedule of other expenses

	December 31,	December 31,	December 31,
	2019	2018	2017
Administrative	5,560	6,391	6,846
Professional services	3,487	4,293	3,911
Maintenance and repairs	1,770	2,912	1,673
Regulatory fees	994	1,246	977
Rental - office and equipment	658	2,913	2,394
Advertising and marketing	290	337	683
Other	180	379	322
Total	12,939	18,471	16,806